ISHARES TRUST
                        SUPPLEMENT DATED OCTOBER 1, 2001
                                     to the
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001

     THE INFORMATION IN THIS SUPPLEMENT UPDATES THE INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE STATEMENT OF ADDITIONAL INFORMATION OF ISHARES TRUST DATED AUGUST 1, 2001 (THE "SAI").

     ON NOVEMBER 15, 2001, A MEETING OF SHAREHOLDERS OF EACH SERIES OF ISHARES TRUST (THE "TRUST") WILL BE HELD. SHAREHOLDERS WHO OWNED ISHARES AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 13, 2001 WILL BE ELIGIBLE TO VOTE ON THE ELECTION OF A SLATE OF TRUSTEES TO SERVE ON THE BOARD OF TRUSTEES OF THE TRUST. AT A MEETING HELD ON AUGUST 15, 2001, THE BOARD OF TRUSTEES APPROVED THE
NOMINATION OF NATHAN MOST, RICHARD K. LYONS, GEORGE G.C. PARKER, JOHN B. CARROLL, AND W. ALLEN REED TO SERVE AS TRUSTEES OF THE TRUST. MESSRS. MOST, LYONS AND PARKER ARE EACH CURRENTLY TRUSTEES OF THE TRUST. BY UNANIMOUS WRITTEN CONSENT, THE BOARD OF TRUSTEES APPROVED THE NOMINATION OF GARRETT F. BOUTON, CHAIRMAN OF THE BOARD OF DIRECTORS OF BARCLAYS GLOBAL FUND ADVISORS ("BGFA") AND DIRECTOR OF BARCLAYS GLOBAL INVESTORS ("BGI"), TO SERVE AS TRUSTEE OF THE TRUST. MESSRS. CARROLL AND REED, ALONG WITH MR. MOST, ARE EACH CURRENTLY DIRECTORS OF ISHARES INC., A SEPARATE INVESTMENT COMPANY AFFILIATED WITH THE TRUST.

     IF SHAREHOLDERS OF EACH SERIES APPROVE THE NEW SLATE OF TRUSTEES, THEN THE TRUSTEES' BIOGRAPHICAL INFORMATION APPEARING IN THE TABLE THAT BEGINS ON PAGE 37 OF THE SAI WILL BE REPLACED WITH THE FOLLOWING:

                                         PRINCIPAL OCCUPATIONS AND AFFILIATIONS
NAME (AGE) ADDRESS          POSITION     DURING THE PAST FIVE YEARS
------------------          --------     --------------------------------------

*Nathan Most (87)           Trustee,     President & Chairman of the Board,
P.O. Box 193               President,    iShares, Inc. (formerly known as WEBS
Burlingame, CA 94011-0193  Treasurer,    Index Fund, Inc.) (since 1996);
                           Principal     Consultant to BGI, American Stock
                           Financial     Exchange and the Hong Kong Stock
                            Officer      Exchange; Formerly Senior Vice
                                         President American Stock Exchange (New
                                         Product Development) (1976-1996)

Richard K. Lyons (39)      Trustee       Professor, University of California,
350 Barrows Hall                         Berkeley: Haas School of Business
Haas School of Business                  (since 1993); Member, Council on
UC Berkeley                              Foreign Relations Consultant: IMF
Berkeley, CA 94720                       World Bank, Federal Reserve Bank,
                                         European Commission and United Nations
                                         Board of Directors: Matthews
                                         International Funds

George G.C. Parker (60)    Trustee       Associate Dean for Academic Affairs,
Graduate School of                       Director of MBA Program, Professor,
Business, Stanford                       Stanford University: Graduate School
University                               of Business (since 1988); Board of
521 Memorial Way                         Directors: Affinity Group, Bailard,
Room K301                                Biehl and Kaiser, Inc., California
Stanford, CA 94305                       Casualty Group of Insurance Companies,
                                         Continental Airlines, Inc., Community
                                         First Financial Group, Dresdner/RCM
                                         Mutual Funds, H. Warshow & Sons, Inc.

John B. Carroll (65)       Trustee       Retired Vice President of Investment
520 Main Street                          Management  (from 1984-2000) of GTE
Ridgefield, CT  06877                    Corporation; Advisory Board member
                                         of Ibbotson Assoc. (since 1998);
                                         former Trustee and Member of the
                                         Executive Committee (since 1991) of
                                         The Common Fund, a non-profit
                                         organization; Member of the Investment
                                         Committee (since 1988) of the TWA
                                         Pilots Annuity Trust Fund; former Vice
                                         Chairman and Executive Committee
                                         Member (since 1992) of the Committee
                                         on Investment of Employee Benefit
                                         Assets of the Financial Executive
                                         Institute; and Member (since 1986) of
                                         the Pension Advisory Committee of the
                                         New York Stock Exchange.

                                       1

W. Allen Reed (54)         Trustee       President, CEO and Director (since
General Motors Investment                1994) of General Motors Investment
Management Corp.                         Management Corporation; Director (from
767 Fifth Avenue                         1995 to 1998) of Taubman Centers, Inc.
New York, NY 10153                       (a real estate investment trust);
                                         since 1992 of FLIR Systems (an
                                         imaging technology company); Director
                                         (since 1994) of General Motors
                                         Acceptance Corporation; Director
                                         (since 1994) of GMAC Insurance
                                         Holdings, Inc.; Director (since 1995)
                                         of Global Emerging Markets Fund;
                                         Director (since 2000) of Temple Inland
                                         Industries; Member (since 2001) of the
                                         Pension Managers Advisory Committee of
                                         the New York Stock Exchange; Member
                                         (since 1995) of the New York State
                                         Retirement System Advisory Board;
                                         Chairman (since 1995) of the
                                         Investment Advisory Committee of
                                         Howard Hughes Medical Institute.

*Garrett F. Bouton (56)    Trustee       Managing Director and Chief Executive
Barclays Global Investors                Officer (since 2000) for BGI's Global
45 Fremont Street                        Individual Investor Business; Chairman
San Francisco, CA 94105                  of the Board of Directors (since 1998)
                                         of BGFA; Director  (since 1998) of
                                         BGI; Director of various Barclays
                                         subsidiaries (since 1997); Global H.
                                         R. Director (since 1996) for BGI.


  * Messrs. Most and Bouton are each deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Funds.


     IF SHAREHOLDERS OF EACH SERIES APPROVE THE NEW SLATE OF TRUSTEES, THEN THE TRUSTEES' COMPENSATION INFORMATION APPEARING ON PAGE 38 OF THE SAI WILL BE REPLACED WITH THE FOLLOWING:

The table below sets forth the compensation paid to each Trustee during the fiscal year ended April 30, 2001:

                  AGGREGATE     PENSION OR
                  ESTIMATED     RETIREMENT                      TOTAL ESTIMATED
                COMPENSATION BENEFITS ACCRUED ESTIMATED ANNUAL    COMPENSATION
                  FROM THE   AS PART OF TRUST  BENEFITS UPON     FROM THE FUND
NAME OF TRUSTEE   TRUST        EXPENSES        RETIREMENT      AND FUND COMPLEX
---------------   -----        --------        ----------      ----------------

Nathan Most*      $ 54,000     Not Applicable. Not Applicable.      $114,000

Richard K. Lyons  $ 54,000     Not Applicable. Not Applicable.      $ 54,000

George G.C.
Parker            $ 54,000     Not Applicable. Not Applicable.      $ 54,000

Thomas E.
Flanigan**        $ 39,000     Not Applicable. Not Applicable.      $ 39,000

Garrett F. Bouton $      0     Not Applicable. Not Applicable.      $      0

John B. Carroll*  $      0     Not Applicable. Not Applicable.      $ 40,000

W. Allen Reed*    $      0     Not Applicable. Not Applicable.      $ 40,000

* Messrs. Most, Carroll and Reed serve as Directors of iShares, Inc., an investment company with 28 investment portfolios also advised by BGFA.

** Mr. Flanigan resigned from the Board of Trustees on November 15, 2000.



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                         PLEASE RETAIN THIS SUPPLEMENT
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